Organization and Basis of Presentation	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 1 - Organization and Basis of Presentation

Emerald Data Inc. (the “Company”) is a for profit corporation established under the corporate laws of the State of Nevada on August 15, 2014.

The Company is in the development phase and is in the business of distributing Outdoor, Wicker, Patio and Garden Rattan Furniture. As such, the Company is subject to all risks inherent to the establishment of a start-up business enterprise.

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars. The Financial Statements and related disclosures as of August 31, 2016 are audited pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Unless the context otherwise requires, all references to “Emerald,” “we,” “us,” “our” or the “Company” are to Emerald Data Inc.